Term Loan (Revised) - Schedule of term loan (Details) - Term loan - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Term Loan
Opening balance	$ 34,125	$ 0
Additions	0	35,000
Repayments	(3,500)	(875)
Ending balance	30,625	34,125
Deferred financing costs
Opening balance	(751)	(0)
Additions	(445)	(1,643)
Adjustments	0	296
Amortization of deferred finance costs	501	596
Ending balance	(695)	(751)
Total term loan	29,930	33,374
Current portion	3,069	3,117
Long-term portion	$ 26,861	$ 30,257